Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregated revenue
Revenues include both revenues from contracts with customers and other revenues (mainly subleases) which are out of scope from IFRS 15:

	Six months ended June 30,
in € thousand	2025	2024
Product sales	91,020	68,279
Other revenues from contracts with customers	6,152	1,847
Other non-IFRS 15 revenue	389	687
REVENUES	97,562	70,813

Disclosure of disaggregated revenue by type of goods or services
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Six months ended June 30,
in € thousand	2025	2024
IXIARO®	54,705	41,891
DUKORAL®	17,394	14,945
Third party products	11,418	10,490
IXCHIQ®	7,504	952
PRODUCT SALES	91,020	68,279
Royalties received	1,570	1,602
Revenues from shipping and handling	18	24
Milestone payment - licenses (1)	4,564	(123)
Other services	—	343
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	6,152	1,847
Other non-IFRS 15 revenue	389	687
REVENUES	97,562	70,813
(1) Revenues from these products were derived from contractual arrangements and do not represent product sales.

Disclosure of products sales by channel	Products are sold via the following sales channels:

	Six months ended June 30,
in € thousand	2025	2024
Direct product sales	70,599	57,423
Indirect product sales	20,421	10,856
TOTAL PRODUCT SALES	91,020	68,279

Disclosure of revenue by geographical markets

	Six months ended June 30,
in € thousand	2025	2024
United States	23,470	20,137
Germany	14,682	7,611
Canada	14,464	16,034
France	9,670	2,955
Austria	7,064	5,873
United Kingdom	6,863	5,554
Nordics	5,892	6,502
Other Europe	7,015	4,048
Rest of World	8,442	2,099
REVENUE TOTAL	97,562	70,813
Nordics includes Finland, Denmark, Norway and Sweden and Rest of World includes India, Israel, Australia, Peru, Japan, Brazil and New Zealand.